Summary of Activity for Nonvested Restricted Shares (Detail) (Nonvested Restricted Shares, USD $)	12 Months Ended
May 31, 2012
Nonvested Restricted Shares
Weighted average grant-date fair value
Beginning balance	$ 18.04
Granted	$ 21.62
Vested	$ 14.76
Forfeited	$ 20.14
Ending balance	$ 19.53
Shares
Beginning balance	2,520,000
Granted	727,000
Vested	(475,000)
Forfeited	(14,000)
Ending balance	2,758,000